Segment Information - Consolidated assets by Business Area (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Current assets	$ 37,062	$ 47,131
Non-current assets	185,006	204,235
Long-term receivables	22,059	21,450
Investments	2,759	3,795
Property, plant and equipment	157,383	176,650	$ 175,470
Intangible assets	2,805	2,340	3,272
Total Assets	222,068	251,366
Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	128,457	134,129
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	28,926	42,521	$ 38,569
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Current assets	5,324	7,575
Non-current assets	126,989	137,044
Long-term receivables	8,115	7,619
Investments	650	1,429
Property, plant and equipment	116,153	126,487
Intangible assets	2,071	1,509
Total Assets	132,313	144,619
Operating segments [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Current assets	11,964	12,670
Non-current assets	32,119	38,396
Long-term receivables	3,286	3,330
Investments	1,303	1,492
Property, plant and equipment	27,356	33,400
Intangible assets	174	174
Total Assets	44,083	51,066
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets	2,027	1,811
Non-current assets	13,582	16,744
Long-term receivables	1,525	2,395
Investments	757	830
Property, plant and equipment	11,057	13,231
Intangible assets	243	288
Total Assets	15,609	18,555
Operating segments [member] | Biofuels [member]
Disclosure of operating segments [line items]
Current assets	79	64
Non-current assets	137	126
Long-term receivables	2	4
Investments	45	33
Property, plant and equipment	90	89
Total Assets	216	190
Operating segments [member] | Distribution [member]
Disclosure of operating segments [line items]
Current assets	2,575	2,961
Non-current assets	2,565	3,160
Long-term receivables	837	1,074
Investments		5
Property, plant and equipment	1,529	1,862
Intangible assets	199	219
Total Assets	5,140	6,121
Operating segments [member] | Corporate [member]
Disclosure of operating segments [line items]
Current assets	18,750	27,472
Non-current assets	9,418	9,274
Long-term receivables	8,059	7,489
Investments	4	6
Property, plant and equipment	1,237	1,629
Intangible assets	118	150
Total Assets	28,168	36,746
Operating segments [member] | Operating assets [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	93,172	91,386
Operating segments [member] | Operating assets [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	24,347	29,217
Operating segments [member] | Operating assets [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	8,517	10,580
Operating segments [member] | Operating assets [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	89	85
Operating segments [member] | Operating assets [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,313	1,603
Operating segments [member] | Operating assets [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,058	1,306
Operating segments [member] | Assets under construction [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	22,981	35,101
Operating segments [member] | Assets under construction [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	3,009	4,183
Operating segments [member] | Assets under construction [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,540	2,651
Operating segments [member] | Assets under construction [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1	4
Operating segments [member] | Assets under construction [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment	216	259
Operating segments [member] | Assets under construction [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	179	323
Eliminations [member]
Disclosure of operating segments [line items]
Current assets	(3,657)	(5,422)
Non-current assets	196	(509)
Long-term receivables	235	(461)
Property, plant and equipment	(39)	(48)
Total Assets	(3,461)	(5,931)
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ (39)	$ (48)